LEASE - Total leases - Gross difference (Details) $ in Thousands	Dec. 31, 2023 USD ($)
LEASE
Total future minimum lease payments	$ 396,728
Less: imputed interest	99,847
NPV for future minimum lease payments	$ 296,881